RELATED PARTY TRANSACTIONS- Transactions with the related party (Details) - USD ($)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Provide service to a related party		$ 3,076,000	$ 530,000
Receive service from a related party		425,000	294,000
Interest earned from a related party		1,499,000	1,552,000
Return of wealth management products from a related party		283,000	$ 737,000
Changes in fair value of financial assets at fair value through profit or loss	$ 952,000	$ (952,000)